Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jan. 28, 2025	Nov. 07, 2024	Dec. 31, 2024	Nov. 13, 2024
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares		500,000
Seller purchased shares from third parties		100,000
Prepayment amount		$ 1,100
Initial price per recycled shares		$ 11.36
Initial reset price per share			$ 10
Base reset price per share			$ 10
Number of trading days used for calculating VWAP price of shares			3 days
Volume weighted average price			$ 0.5
VWAP price per share			$ 0
Settlement amount under forward purchase agreement			$ 0
Derivative change in fair value			339
Subsequent Event [Member] | Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties	100,000
Termination obligation aggregate amount	$ 132
Early termination reset price per share	$ 1.317
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value			$ 155	$ 494